Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2022 CNY (¥)
Significant Accounting Policies (Details) [Line Items]
Goods and service payment period	1 year
Number of contracts	2
Royalties exceeding minimum guaranteed amount (in Yuan Renminbi)
Budgets and forecast calculations period	5 years
Impairment loss (in Yuan Renminbi)
Awards recognised expense (in Yuan Renminbi)
Computer software [member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful economic life of intangible assets	3 years
Top of range [member]
Significant Accounting Policies (Details) [Line Items]
Goods and service payment period	1 year
Licensing with fixed payment period	365 years
Licensing with minimum guarantee period	365 years
Goods and service payment period	1 year
Short-term leases of warehouses	12 months
Short term liquid deposits maturity period	3 months
Top of range [member] | Music Content Database Services [Member]
Significant Accounting Policies (Details) [Line Items]
Subscription service payment period	365 years
Top of range [member] | Third Party Database Service [Member]
Significant Accounting Policies (Details) [Line Items]
Subscription service payment period	365 years
Top of range [member] | Sale Of Smart Music Devices [Member]
Significant Accounting Policies (Details) [Line Items]
Goods and service payment period	1 year
Subscription service payment period	1 year
Top of range [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful economic life of intangible assets	49 years
Bottom of range [member]
Significant Accounting Policies (Details) [Line Items]
Licensing with fixed payment period	90 days
Licensing with minimum guarantee period	7 days
Bottom of range [member] | Music Content Database Services [Member]
Significant Accounting Policies (Details) [Line Items]
Subscription service payment period	7 days
Bottom of range [member] | Third Party Database Service [Member]
Significant Accounting Policies (Details) [Line Items]
Subscription service payment period	7 days
Bottom of range [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful economic life of intangible assets	15 years